UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                  STERLING CAPITAL
                                                                 SMALL CAP VALUE FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 97.7%
---------------------------------------------------------------------------------------------
                                                                                   MARKET
                                                                    SHARES          VALUE
                                                                  -----------   -------------
CONSUMER DISCRETIONARY -- 27.2%
    Advo .....................................................         38,800   $   1,275,744
    America's Car-Mart* ......................................         28,700         535,255
    Bandag, Cl A .............................................         35,625       1,368,000
    Big Lots* ................................................        109,750       1,467,357
    Callaway Golf ............................................         72,400       1,106,272
    Catalina Marketing* ......................................        101,650       2,271,878
    Champion Enterprises* ....................................        219,075       3,003,518
    Coachmen Industries ......................................         66,900         845,616
    Exide Technologies* ......................................        291,390       1,078,143
    Fleetwood Enterprises* ...................................        146,350       1,741,565
    Jacuzzi Brands* ..........................................        201,200       1,909,388
    Kellwood .................................................         68,750       1,664,438
    Lear .....................................................        105,600       2,676,960
    Movie Gallery ............................................         36,800         200,560
    Pier 1 Imports ...........................................         78,800         852,616
    ProQuest* ................................................         29,600         880,600
    Speedway Motorsports .....................................         68,100       2,435,256
                                                                                -------------
                                                                                   25,313,166
                                                                                -------------
CONSUMER STAPLES -- 0.8%
    Blyth ....................................................         32,775         711,218
                                                                                -------------
FINANCIALS -- 24.9%
    Annaly Mortgage Management ...............................        184,200       2,289,606
    Avatar Holdings* .........................................         35,085       2,005,108
    Covanta Holding* .........................................         91,210       1,577,933
    First Citizens Bancshares, Cl A ..........................         10,200       1,959,012
    Horace Mann Educators ....................................         81,800       1,602,462
    Infinity Property & Casualty .............................         69,450       2,679,381
    Origen Financial .........................................         79,677         550,568
    Phoenix ..................................................        180,450       2,722,991
    Piper Jaffray* ...........................................         28,800       1,291,104
    Provident Financial Services .............................         41,050         751,215
    UMB Financial ............................................         23,175       1,561,068
    Waddell & Reed Financial .................................        118,640       2,643,299
    Washington Federal .......................................         64,750       1,563,065
                                                                                -------------
                                                                                   23,196,812
                                                                                -------------




THE ADVISORS' INNER CIRCLE FUND                                  STERLING CAPITAL
                                                                 SMALL CAP VALUE FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------

                                                                                   MARKET
                                                                    SHARES          VALUE
                                                                  -----------   -------------
HEALTH CARE -- 4.0%
    AMERIGROUP* ..............................................         49,100   $   1,095,912
    Molina Healthcare* .......................................         39,700       1,050,462
    Par Pharmaceutical* ......................................         35,500       1,174,340
    QLT* .....................................................         66,300         399,126
                                                                                -------------
                                                                                    3,719,840
                                                                                -------------
INDUSTRIALS -- 11.9%
    Arkansas Best ............................................         27,700       1,185,837
    Brink's ..................................................         59,250       3,152,100
    Crane ....................................................         76,100       2,840,052
    Hughes Supply ............................................         55,200       2,544,720
    NCO Group* ...............................................         79,404       1,352,250
                                                                                -------------
                                                                                   11,074,959
                                                                                -------------
INFORMATION TECHNOLOGY -- 10.4%
    Cabot Microelectronics* ..................................         68,850       2,286,508
    Commonwealth Telephone Enterprises .......................         58,500       1,952,145
    CSG Systems International* ...............................        128,400       2,923,668
    Earthlink* ...............................................         71,275         813,961
    Gartner* .................................................        124,950       1,719,312
                                                                                -------------
                                                                                    9,695,594
                                                                                -------------
MATERIALS & PROCESSING -- 6.6%
    Acuity Brands ............................................         64,850       2,457,166
    Delta & Pine Land ........................................        105,575       2,485,236
    Trex* ....................................................         50,500       1,261,490
                                                                                -------------
                                                                                    6,203,892
                                                                                -------------
TECHNOLOGY -- 11.9%
    Axcelis Technologies* ....................................        123,665         781,563
    Belden CDT ...............................................        114,175       3,094,142
    Black Box ................................................         55,900       2,830,217
    Dendrite International* ..................................        102,475       1,487,937
    Keane* ...................................................        145,100       1,571,433
    Polycom* .................................................         67,400       1,306,212
                                                                                -------------
                                                                                   11,071,504
                                                                                -------------
    TOTAL COMMON STOCK
       (COST $71,553,322).....................................                     90,986,985
                                                                                -------------




THE ADVISORS' INNER CIRCLE FUND                                  STERLING CAPITAL
                                                                 SMALL CAP VALUE FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.1%
---------------------------------------------------------------------------------------------

                                                                     FACE          MARKET
                                                                    AMOUNT          VALUE
                                                                  -----------   -------------
    Morgan Stanley Dean Witter, 4.000%, dated 01/31/06, to be
        repurchased on 02/01/06, repurchase price $985,347
        (collateralized by U.S. Treasury Bond, par value
        $814,581, 12.000%, 08/15/13; with a total market value
        $1,004,947)(A)
        (Cost $985,237).......................................    $   985,237   $     985,237
                                                                                -------------

    TOTAL INVESTMENTS -- 98.8%
       (COST $72,538,559)+....................................                  $  91,972,222
                                                                                =============

    PERCENTAGES ARE BASED ON NET ASSETS OF $93,126,219.

*   NON-INCOME PRODUCING SECURITY.
(A) TRI-PARTY REPURCHASE AGREEMENT
CL  CLASS

+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $72,707,215, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $21,800,118 AND $(2,535,111) RESPECTIVELY.

    FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


SCM-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 --------------------------
                                                 James F. Volk
                                                 President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 --------------------------
                                                 James F. Volk
                                                 President


Date: March 21, 2006

By (Signature and Title)*                        /s/ Michael Lawson
                                                 --------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.